Investments Subject to Significant Influence and Equity Income (Equity Method) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 1,215	$ 947
Income (Loss) from Equity Method Investments		124	100
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		1,215	947
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		13
Other Liabilities, Noncurrent		609	645
Labrador-Island Link Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		492	400
Income (Loss) from Equity Method Investments		$ 37	24
Equity Method Investment, Ownership Percentage		49.50%
Equity Method Investment, Summarized Financial Information [Abstract]
Indirect Ownership Percentage By Parent		24.90%
Equity Method Investments		$ 492	400
NSP Maritime Link Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		510	315
Income (Loss) from Equity Method Investments		$ 36	21
Equity Method Investment, Ownership Percentage		100.00%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		$ 510	315
Maritimes and Northeast Pipline [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		156	175
Income (Loss) from Equity Method Investments		$ 23	23
Equity Method Investment, Ownership Percentage		12.90%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		$ 156	175
Saint Lucia Electricity Services Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		39	39
Income (Loss) from Equity Method Investments		$ 3	3
Equity Method Investment, Ownership Percentage		19.10%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		$ 39	39
Algonquin Power and Utilities Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments		0	18
Bear Swamp Power Company Limited Liability Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		0	0
Income (Loss) from Equity Method Investments		$ 23	11
Equity Method Investment, Ownership Percentage		50.00%
Equity Method Investment, Summarized Financial Information [Abstract]
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	$ 179
Equity Method Investments		$ 0	0
Other Liabilities, Noncurrent		188	217
Other Investments
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		18	18
Income (Loss) from Equity Method Investments		2	0
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		$ 18	$ 18